Components of Container Leaseback Financing Receivable (Detail) - USD ($) $ in Thousands		Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Future minimum payments receivable		$ 373,968	$ 377,917
Less: unearned income		(102,610)	(106,259)
Container leaseback financing receivable	[1]	271,358	271,658
Less: Allowance for credit losses		(562)
Container leaseback financing receivable, net		270,796	271,658
Amounts due within one year		21,412	20,547
Amounts due beyond one year		$ 249,384	$ 251,111

[1]	As of June 30, 2020, two customers represented 84.5% and 15.5% of the Company’s container leaseback financing receivable portfolio. As of December 31, 2019, two customers represented 82.9% and 17.1% of the Company’s container leaseback financing receivable portfolio